Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Intangible Assets, Net [Line Items]
Brokerage expenses	¥ 468,832
Impairment loss		¥ 325,130
Amortization expense		¥ 92,229	$ 12,875	50,837	¥ 848
Subsidiaries [Member]
Intangible Assets, Net [Line Items]
Brokerage expenses				¥ 2,218